Share-based payments charge - Disclosure of number and weighted average exercise prices of other equity instruments (Details) - Restricted Stock Units	12 Months Ended
Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	0
Options granted (in shares)	1,052,236
Options exercised (in shares)	0
Options forfeited (in shares)	0
Options expired (in shares)	0
Ending balance (in shares)	1,052,236
Year Of Issue, 2017, Expiry Date April 26, 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	0
Options granted (in shares)	1,052,236
Options exercised (in shares)	0
Options forfeited (in shares)	0
Options expired (in shares)	0
Ending balance (in shares)	1,052,236